UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip Code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2023

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

BISHOP STREET FUNDS® ANNUAL REPORT DECEMBER 31, 2023 HAWAII MUNICIPAL BOND FUND INVESTMENT ADVISER BISHOP STREET CAPITAL MANAGEMENT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Fund’s website at http://www.bishopstreetfunds. com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

1

BISHOP STREET

LETTER TO SHAREHOLDERS

FUNDS

Dear Shareholder:

It hardly seems possible to write this annual letter without acknowledging the most momentous event of the past year for Hawaii residents, the Maui wildfires on August 8th. While there are ongoing economic impacts, including for issuers of Hawaii municipal bonds, the fires more importantly claimed about 100 lives and continue to disrupt life for thousands more. Fortunately, many in Maui, the State of Hawaii, and throughout the world are providing resources to those most impacted by the fires, and we trust that this support will continue through the long rebuilding process.

We would also like to welcome former shareholders of the Hawaii Municipal Fund (SURFX), who are now part of the Bishop Street ohana. Please rest assured that your investments will continue to be carefully managed to provide sustainable and reliable tax-free income by investing in Hawaii.

Turning now to matters of markets and finance, Fed Chair Jerome Powell was unusually blunt in his news conference on January 31st, saying “Let’s be honest. This is a good economy”. For a Fed Chair, this about as strong an endorsement of the economic situation as you will ever hear, and understandably so. The annual inflation rate has fallen from 9.1% in mid-2022 to 3.4% at the end of 2023 and is poised to fall further. Core PCE, the Fed’s preferred measure of inflation, showed only a 1.9% annual rate over the past six months, back below the Fed’s 2% target. It’s too early to say the fight against inflation has been won, but it is increasingly looking that way. The Fed, who last year boosted interest rates at an unprecedented pace in an effort to throttle inflation, are now talking openly of rate cuts—the only question seems to be the timing. The talk of lowering the Fed Funds rate is all the more remarkable because economic growth is still surging, which would normally preclude any consideration of cutting interest rates. In the fourth quarter of last year GDP growth remained strong at 3.3%, and unemployment was only 3.7%, very low by historical standards.

Many readers of this letter may be surprised at the rosy picture painted by economists. Indeed, surveys show that consumers have a far more negative view of the economy than the data would suggest. Of the myriad factors behind this disconnect, the biggest is probably the cumulative effect of high inflation over the past three years. Even though prices are not growing as fast as before, that is little comfort at the

Bishop Street Funds	2

supermarket, where prices remain much higher than in 2021. Unfortunately, there is no quick fix. Bringing prices broadly down again, i.e., deflation, could really only happen in another Depression, which nobody wants. Instead, the “sticker shock” for consumers will gradually wear away over time, helped by rising incomes. The most recent consumer surveys show this is already happening.

Looking ahead, a strong economy does not always presage strong market performance (and visa versa), but the most likely path in 2024 appears to be an economic soft landing and continued positive equity market performance. With the recent fall in interest rates, the bond market appears to be close to fair value, and returns are likely to be close to current yields. For most investors an appropriate mix of stocks, bonds, and other investments continues to make sense. In our view, the safety and tax advantages of municipal bonds should make them a core part of that mix for many investors.

As always, thank you for your continued trust and confidence in Bishop Street Capital Management and First Hawaiian Bank.

Sincerely,

Ken Miller, CFA

Chairman, Chief Executive Officer and Chief Investment Officer

Bishop Street Capital Management

February 7, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

December 31, 2023	3	www.bishopstreetfunds.com

BISHOP STREET

DEFINITION OF COMPARATIVE INDEX

FUNDS

Definition of Comparative Index

The ICE BofAML 1-22 Year US Municipal Securities Index is a subset of the ICE BofAML US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 1 years and less than 22 years.

Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Bishop Street Funds	4

BISHOP STREET

MANAGEMENT DISCUSSION

FUNDS

Hawaii Municipal Bond Fund (Unaudited)

2023 was a year marked by change. Over the first 10 months, yields surged as a hawkish Fed aimed to tame inflation. During this period, municipal market performance suffered, with the US 10-year Treasury yield crossing 5%—its highest level in 16 years. However, in the last two months of the year, we witnessed a policy pivot as the Fed removed the likelihood of further tightening and opened the door to rate cuts. This shift led to falling yields, driving historically strong returns in November and December.

Despite the volatility of 2023, municipal yields remain elevated at levels not seen since 2010, creating an opportunity for individual municipal investors seeking a higher level of tax-exempt income. Looking ahead, the US economy is expected to continue to grow at a moderate but slower pace.

Along with communities across the state, we mourned the losses from the devastating August wildfires on Maui. Our thoughts remain with everyone affected. Despite the challenges of the wildfires and their impact on the state, Hawai’i’s economy has shown resilience continuing to grow at a moderate pace in 2023. The strength in tourism and GET tax revenue helped to increase the state general fund revenue YOY in 2023 with state general excise and use tax revenue increasing by 4.9% YOY. However, visitor spending has been weak this year due to the weak yen and the Maui wildfires. Going forward, the state general fund is forecast to grow 4% in fiscal year 2024 and benefit in following years from the impacts of lower benchmark interest rates, a strong labor market, and a strong outlook for the construction sector. Overall, we believe the financial position of Hawai’i’s municipalities will continue to remain stable going forward.

The Bishop Street Hawaii Municipal Bond Fund, Class I returned 2.46% for the year, underperforming the ICE BofAML 1-22 Year US Municipal Securities Index which returned 5.65%. The Fund’s exposure to Hawaiian Electric bonds, which have potential liability related to the Maui wildfires, negatively impacted performance relative to other states. Since August, we have reduced our exposure to Hawaiian Electric. The fund has taken advantage of the rise in interest rates by purchasing higher yielding bonds. The fund also continues to provide a steady stream of tax-exempt income from Federal and State income tax for Hawai’i residents. One basis point is 1/100 of one percent.

December 31, 2023	5	www.bishopstreetfunds.com

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please visit www.bishopstreetfunds.com or call 1-800-262-9565.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

This material represents an assessment of the market environment at a specific time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the funds or any security in particular.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

Bishop Street Funds	6

Hawaii Municipal Bond Fund

Performance Comparison

Comparison of Change in the Value of a $1,000,000 Investment in the Hawaii Municipal Bond

Fund, Class I*, versus the ICE BofAML 1-22 Year US Municipal Securities Index.

#  Account value if you reinvested income and capital gains.

(1)  See page 4 for definition of comparative index.

*  The graph is based on only Class I Shares; performance for Class A would be different due to differences in fee structures.

Average Annual Total Returns†

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return
Hawaii Municipal Bond Fund, Class I	2.46%	-1.28%	1.09%	1.84%
Hawaii Municipal Bond Fund, Class A	2.30%	-1.50%	0.85%	1.58%
Hawaii Municipal Bond Fund, Class A, with load**	-0.80%	-2.50%	0.24%	1.27%
ICE BofAML 1-22 Year US Municipal Securities Index	5.65%	-0.09%	2.24%	2.77%

**  Reflects 3.00% sales charge.

†  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

December 31, 2023	7	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments
1.	Hawaii State, Airports System Authority, Ser A, AMT	5.000%	07/01/45	3.3%
2.	Hawaii State, Department of Budget & Finance	5.000%	07/01/35	2.3%
3.	Hawaii State, Housing Finance & Development, Ser A	4.000%	09/01/33	2.0%
4.	Hawaii State, Housing Finance & Development, Ser A	3.750%	01/01/31	1.8%
5.	Hawaii State, Harbor System Revenue, Ser C	4.000%	07/01/40	1.5%
6.	Honolulu Hawaii City & County, HUD SECT 8 Insured	5.000%	06/01/27	1.4%
7.	Hawaii State, Ser EO	5.000%	08/01/30	1.4%
8.	Hawaii State, Department of Budget & Finance	3.200%	07/01/39	1.4%
9.	Hawaii State, Housing Finance & Development, Ser A	4.950%	04/01/29	1.4%
10.	Honolulu Hawaii City & County, Ser A	5.000%	10/01/37	1.4%

 † Percentages based on total investments. Top ten holdings do not include short-term investments.

Bishop Street Funds	8

Schedule of Investments

Face Amount (000)		Value (000)
	MUNICIPAL BONDS —96.3%

Arkansas – 0.3%
	Little Rock Arkansas, Ser A, GO
$ 750	4.000%, 02/01/37	$771

Hawaii – 95.5%
	Hawaii County, GO
525	5.000%, 09/01/40	604
1,060	4.000%, 09/01/42	1,081
	Hawaii County, Ser A, GO
1,160	5.000%, 09/01/27	1,217
825	5.000%, 09/01/30	864
675	5.000%, 09/01/32	707
940	5.000%, 09/01/33	1,007
35	5.000%, 09/01/35	37
345	5.000%, 09/01/36	367
1,500	4.000%, 09/01/35	1,530
130	4.000%, 09/01/36	138
1,500	4.000%, 09/01/40	1,533
	Hawaii County, Ser B, GO
125	4.000%, 09/01/26	129
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	131
	Hawaii County, Ser D, GO
800	4.000%, 09/01/31	830
	Hawaii State, Airports System Authority, Ser A, RB, AMT
385	5.000%, 07/01/31	413
1,000	5.000%, 07/01/36	1,119
2,040	5.000%, 07/01/41	2,061
1,735	5.000%, 07/01/43	1,799
7,335	5.000%, 07/01/45	7,396
2,600	5.000%, 07/01/48	2,671
1,500	5.000%, 07/01/51	1,570
2,800	4.000%, 07/01/39	2,823
	Hawaii State, Airports System Authority, Ser B, RB, AMT
1,000	5.000%, 07/01/24	1,007
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	111

December 31, 2023	9	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 1,025	5.000%, 07/01/29	$1,159
450	5.000%, 07/01/33	517
135	5.000%, 07/01/34	155
1,000	4.000%, 07/01/37	1,039
260	4.000%, 07/01/39	266
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
310	4.000%, 01/01/24	310
	Hawaii State, Department of Budget & Finance, RB
500	5.000%, 07/01/25	514
1,000	5.000%, 07/01/26	1,049
1,040	5.000%, 07/01/27	1,115
1,200	5.000%, 07/01/28	1,314
2,460	5.000%, 07/01/29	2,735
5,000	5.000%, 07/01/35	5,128
275	4.000%, 01/01/25	275
140	4.000%, 01/01/26	140
665	4.000%, 01/01/27	668
350	4.000%, 01/01/28	353
250	4.000%, 01/01/31	252
270	4.000%, 01/01/32	272
790	4.000%, 03/01/37	536
4,670	3.200%, 07/01/39	3,124
435	3.000%, 01/01/34	393
600	3.000%, 01/01/35	539
585	3.000%, 01/01/36	517
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	77
515	5.000%, 07/01/30	529
185	5.000%, 07/01/35	190
1,805	4.000%, 07/01/40	1,796
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
150	5.000%, 11/01/24	152
530	5.000%, 11/01/26	564
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
15	5.000%, 11/01/25	16
680	5.000%, 11/01/29	739

Bishop Street Funds	10

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 500	5.000%, 11/01/30	$543
350	5.000%, 11/01/31	379
	Hawaii State, Department of Hawaiian Home Lands, RB
240	5.000%, 04/01/24	241
810	5.000%, 04/01/25	831
50	5.000%, 04/01/26	52
600	5.000%, 04/01/27	645
240	5.000%, 04/01/29	256
715	5.000%, 04/01/30	760
960	5.000%, 04/01/31	1,019
550	5.000%, 04/01/32	583
10	3.000%, 04/01/32	10
	Hawaii State, Department of Transportation, Airports System, COP, AMT
510	5.250%, 08/01/25	510
1,055	5.000%, 08/01/27	1,055
2,075	5.000%, 08/01/28	2,075
	Hawaii State, Department of Transportation, RB, AMT
1,420	5.250%, 08/01/24	1,421
2,570	5.250%, 08/01/26	2,571
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
755	5.000%, 07/01/24	761
750	5.000%, 07/01/26	785
520	4.000%, 07/01/36	535
	Hawaii State, Harbor System Revenue, Ser C, RB
1,260	4.000%, 07/01/32	1,341
1,000	4.000%, 07/01/37	1,039
85	4.000%, 07/01/38	88
2,160	4.000%, 07/01/39	2,213
3,405	4.000%, 07/01/40	3,460
	Hawaii State, Highway Revenue, RB
1,110	5.000%, 01/01/37	1,275
20	5.000%, 01/01/38	23
380	5.000%, 01/01/40	428
1,245	5.000%, 01/01/41	1,397
	Hawaii State, Highway Revenue, Ser A, RB
535	5.000%, 01/01/30	601
1,045	5.000%, 01/01/33	1,055

December 31, 2023	11	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 385	5.000%, 01/01/36	$427
720	4.000%, 01/01/32	737
1,250	4.000%, 01/01/34	1,278
1,360	4.000%, 01/01/35	1,388
330	4.000%, 01/01/36	336
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
80	3.300%, 01/01/26	80
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,063
2,005	4.750%, 10/01/27	2,030
4,500	4.000%, 09/01/33	4,503
4,035	3.750%, 01/01/31	4,037
	Hawaii State, Ser EO, GO
1,610	5.000%, 08/01/24, Pre-Refunded @ 100(A)	1,629
1,210	5.000%, 08/01/29	1,222
3,105	5.000%, 08/01/30	3,134
	Hawaii State, Ser EP, GO (A)
880	5.000%, 08/01/24, Pre-Refunded @ 100	891
65	5.000%, 08/01/26, Pre-Refunded @ 100	66
	Hawaii State, Ser ET, GO
685	5.000%, 10/01/25, Pre-Refunded @ 100(A)	712
1,000	4.000%, 10/01/26	1,020
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	51
	Hawaii State, Ser FG, GO
150	5.000%, 10/01/27	159
125	5.000%, 10/01/28	133
660	5.000%, 10/01/30	698
350	5.000%, 10/01/31	370
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	127
190	4.000%, 10/01/31	196
	Hawaii State, Ser FK, GO
2,025	5.000%, 05/01/29	2,172
1,100	4.000%, 05/01/36	1,132
	Hawaii State, Ser FN-REF, GO
780	5.000%, 10/01/30	843

Bishop Street Funds	12

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
	Hawaii State, Ser FT, GO
$ 210	5.000%, 01/01/30	$231
1,055	5.000%, 01/01/31	1,159
250	5.000%, 01/01/36	272
	Hawaii State, Ser FW, GO
2,040	5.000%, 01/01/37	2,261
2,045	5.000%, 01/01/39	2,233
650	4.000%, 01/01/37	677
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	261
140	5.000%, 07/01/36	167
400	5.000%, 07/01/42	455
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/24	101
410	5.000%, 07/01/24, Pre-Refunded @ 100(A)	413
100	5.000%, 07/01/27	109
1,900	5.000%, 07/01/28	2,111
1,470	5.000%, 07/01/29	1,670
100	5.000%, 07/01/30	116
400	5.000%, 07/01/34	477
400	4.000%, 07/01/36	422
1,000	4.000%, 07/01/38	1,040
1,000	4.000%, 07/01/40	1,027
2,035	4.000%, 07/01/46	2,050
	Honolulu Hawaii City & County, GO
265	4.000%, 09/01/33	279
200	4.000%, 09/01/43	203
1,085	3.250%, 07/01/35	1,107
785	3.000%, 07/01/33	783
1,330	3.000%, 07/01/34	1,320
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
3,050	5.000%, 06/01/27(B)	3,172
	Honolulu Hawaii City & County, Ser A, GO
555	5.000%, 10/01/29	574
800	5.000%, 10/01/31	828
575	5.000%, 09/01/32	624
1,440	5.000%, 10/01/32	1,490

December 31, 2023	13	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 1,275	5.000%, 09/01/33	$1,381
530	5.000%, 09/01/35	571
275	5.000%, 10/01/36	283
2,970	5.000%, 10/01/37	3,049
1,185	5.000%, 09/01/38	1,286
1,100	5.000%, 09/01/42	1,181
1,000	4.000%, 07/01/33	1,084
785	4.000%, 07/01/34	848
1,200	4.000%, 09/01/37	1,231
1,015	4.000%, 07/01/41	1,040
	Honolulu Hawaii City & County, Ser B, GO
85	5.250%, 07/01/45	97
650	5.000%, 07/01/37	754
	Honolulu Hawaii City & County, Ser C, GO
835	5.000%, 08/01/34	942
1,000	5.000%, 07/01/38	1,117
2,400	5.000%, 08/01/44	2,595
620	5.000%, 07/01/45	677
1,000	4.000%, 10/01/32	1,030
2,135	4.000%, 10/01/33	2,197
1,355	4.000%, 08/01/39	1,391
585	4.000%, 07/01/40	600
170	3.000%, 10/01/28	171
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	718
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100(A)	1,033
610	5.000%, 07/01/34	731
2,100	4.000%, 07/01/39	2,156
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
385	5.000%, 07/01/31	407
500	5.000%, 07/01/34	592
1,535	5.000%, 07/01/36	1,610
90	5.000%, 07/01/47	100
2,750	5.000%, 07/01/49	2,936
1,960	4.000%, 07/01/37	2,033

Bishop Street Funds	14

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
$ 3,000	4.000%, 07/01/38	$3,081
920	4.000%, 07/01/39	942
1,000	4.000%, 07/01/44	1,007
2,990	4.000%, 07/01/49	2,956
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	4.000%, 07/01/29	247
115	4.000%, 07/01/32	118
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
795	5.000%, 07/01/25, Pre-Refunded @ 100(A)	822
	Kauai County, Community Facilities District, RB
1,300	5.000%, 05/15/49	1,302
1,000	5.000%, 05/15/51	1,005
	Kauai County, GO
175	5.000%, 08/01/26	186
100	5.000%, 08/01/27	109
140	5.000%, 08/01/28	152
25	5.000%, 08/01/30	27
340	5.000%, 08/01/37	363
150	4.000%, 08/01/32	157
125	4.000%, 08/01/33	131
10	3.000%, 08/01/38	9
	Maui County, GO
460	5.000%, 03/01/24	462
500	5.000%, 03/01/29	564
205	5.000%, 09/01/29	228
1,550	5.000%, 03/01/34	1,804
400	5.000%, 03/01/38	458
1,000	4.000%, 09/01/28	1,021
500	4.000%, 03/01/36	535
675	4.000%, 03/01/37	713
65	3.125%, 06/01/31	65
500	3.000%, 06/01/27	500
400	3.000%, 03/01/31	400
3,000	2.125%, 06/01/24	2,982
	Maui County, RB
520	3.250%, 09/01/36	520

December 31, 2023	15	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Schedule of Investments

Face Amount (000)		Value (000)
Hawaii – (continued)
	University of Hawaii, RB
$ 2,000	5.000%, 10/01/29	$2,117
1,200	5.000%, 10/01/30	1,268
1,600	5.000%, 10/01/31	1,687
	University of Hawaii, Ser B, RB
1,510	5.000%, 10/01/34	1,561
1,030	3.000%, 10/01/28	1,029
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	750
325	4.000%, 10/01/33	348
100	3.000%, 10/01/30	99
750	3.000%, 10/01/36	711
	University of Hawaii, Ser E, RB
1,430	5.000%, 10/01/32	1,508
	University of Hawaii, Ser F, RB
100	5.000%, 10/01/27	109
600	5.000%, 10/01/33	652
2,425	5.000%, 10/01/35	2,629

		218,771

Oklahoma – 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

Texas – 0.4%
	Tomball City, Independent School District, GO, PSF-GTD Insured
1,000	5.000%, 02/15/28	1,022

Wisconsin – 0.1%
	Public Finance Authority, Ser A, RB
250	5.000%, 07/01/28(C)	260

TOTAL MUNICIPAL BONDS (Cost $227,886)		220,843

Bishop Street Funds	16

Schedule of Investments

Shares		Value (000)
	CASH EQUIVALENT — 2.2%
5,043,926	First American Treasury Obligations Fund, Cl X, 5.280% (D) (Cost $ 5,044)	$5,044

TOTAL INVESTMENTS (Cost $ 232,930)—98.5%		$225,887

Percentages are based on Net Assets of $229,277 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At December 31, 2023, these securities amounted to $260($ Thousands), representing 0.11% of net assets of the Fund.
(D)	The rate reported is the 7-day effective yield as of December 31, 2023.

AMT—Alternative Minimum Tax

Cl— Class

COP—Certificate of Participation

FHLMC—Federal Home Loan Mortgage Corporation

GO—General Obligation

PSF-GTD — Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$220,843	$—	$220,843
Cash Equivalent	5,044	—	—	5,044

Total Investments in Securities	$5,044	$220,843	$—	$225,887

Amounts designated as “-” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

December 31, 2023	17	www.bishopstreetfunds.com

Bishop Street Funds

Statement of Assets and Liabilities (000)

December 31, 2023

Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$232,930
Investments, at Value	$225,887
Dividends and Interest Receivable	3,895
Receivable for Investment Securities Sold	20
Prepaid Expenses	5
Total Assets	229,807
Liabilities:
Income Distribution Payable	201
Payable for Investment Securities Purchased	151
Investment Advisory Fees Payable (Note 3)	35
Distribution Fees Payable, Class A	26
Payable for Fund Shares Redeemed	14
Shareholder Servicing Fees Payable	11
Administrative Fees Payable	9
Chief Compliance Officer Fees Payable	2
Audit Fees Payable	28
Other Accrued Expenses Payable	53
Total Liabilities	530
Commitments and Contingencies †
Net Assets	$229,277

Paid-in Capital	$248,353
Total Accumulated Losses	(19,076)
Net Assets	$229,277

Class I Shares:
Net Assets	$95,422
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,587
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$9.95

Class A Shares:
Net Assets	$133,855
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	13,446
Net Asset Value, Offering and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	$9.96

Maximum Offering Price Per Shares — Class A ($9.96/ 97.00%)	$10.27

† See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	18

Bishop Street Funds

Statement of Operations (000)

For the year ended December 31, 2023

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$3,059
Total Investment Income	3,059
Expenses:
Investment Advisory Fees	425
Shareholder Servicing Fees	304
Administrative Fees	239
Distribution Fees, Class A	52
Chief Compliance Officer Fees	7
Transfer Agent Fees	119
Legal Fees	51
Audit Fees	36
Trustees’ Fees	34
Printing Fees	25
Pricing Fees	23
Registration Fees	13
Custody Fees	8
Miscellaneous Expenses	24
Total Expenses	1,360
Less Waivers:
Investment Advisory Fees	(302)
Shareholder Servicing Fees	(182)
Administrative Fees	(158)
Total Waivers	(642)
Total Net Expenses	718
Net Investment Income	2,341
Net Realized Loss	(3,365)
Net Change in Unrealized
Appreciation	5,196
Net Realized and Unrealized Gain	1,831
Increase in Net Assets Resulting from Operations	$4,172

The accompanying notes are an integral part of the financial statements.

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Bishop Street Funds

Statements of Changes in Net Assets (000)

For the year ended December 31,

	Hawaii Municipal Bond Fund
	2023	2022
Investment Activities from Operations:
Net Investment Income	$2,341	$1,929
Net Realized Loss	(3,365)	(584)
Net Change in Unrealized Appreciation (Depreciation)	5,196	(10,330)
Increase (Decrease) in Net Assets Resulting from Operations	4,172	(8,985)
Distributions:
Class I Shares	(1,934)	(1,743)
Class A Shares	(376)	(185)
Total Distributions	(2,310)	(1,928)
Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	5,847	8,244
Reinvestments of Cash Distributions	320	287
Cost of Shares Redeemed	(16,778)	(11,624)
Total Class I Capital Share Transactions	(10,611)	(3,093)
Class A Shares:
Proceeds from Shares Issued	151	71
Reinvestments of Cash Distributions	271	138
Cost of Shares Redeemed	(3,786)	(3,336)
Merger (Note 11)	123,227	—
Total Class A Capital Share Transactions	119,863	(3,127)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	109,252	(6,220)
Total Increase (Decrease) in Net Assets	111,114	(17,133)
Net Assets:
Beginning of Year	118,163	135,296
End of Year	$229,277	$118,163
Share Transactions:
Class I Shares:
Shares Issued	591	812
Shares Issued in Lieu of Cash Distributions	32	29
Shares Redeemed	(1,708)	(1,152)
Total Class I Transactions	(1,085)	(311)
Class A Shares:
Shares Issued	15	7
Shares Issued in Lieu of Cash Distributions	27	14
Shares Redeemed	(382)	(333)
Shares Contributed in Merger (Note 11)	12,524	—
Total Class A Transactions	12,184	(312)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	11,099	(623)

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds	20

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Bishop Street Funds

Financial Highlights

For a share outstanding throughout the year ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2023	$9.90	$0.19	$0.05	$0.24	$(0.19)	$—
2022	10.78	0.16	(0.88)	(0.72)	(0.16)	—
2021	10.90	0.16	(0.10)	0.06	(0.16)	(0.02)
2020	10.73	0.20	0.21	0.41	(0.20)	(0.04)
2019	10.39	0.25	0.34	0.59	(0.25)	—
Class A Shares:
2023	$9.90	$0.16	$0.06	$0.22	$(0.16)	$—
2022	10.77	0.13	(0.87)	(0.74)	(0.13)	—
2021	10.90	0.14	(0.11)	0.03	(0.14)	(0.02)
2020	10.74	0.17	0.20	0.37	(0.17)	(0.04)
2019	10.39	0.22	0.35	0.57	(0.22)	—

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

(1)	Per share net investment income calculated using average shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “-” are either $0 or have been rounded to $0.

Bishop Street Funds	22

Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investments Income (Loss) to Average Net Assets	Portfolio Turnover Rate(2)

$(0.19)	$9.95	2.46%	$95,422	0.55%	1.08%	1.96%	23%
(0.16)	9.90	(6.68)	105,663	0.55	1.04	1.59	15
(0.18)	10.78	0.62	118,341	0.55	1.03	1.49	14
(0.24)	10.90	3.85	108,718	0.55	1.04	1.85	31
(0.25)	10.73	5.69	111,254	0.55	1.04	2.31	36

$(0.16)	$9.96	2.30%	$133,855	0.80%	1.33%	1.75%	23%
(0.13)	9.90	(6.83)	12,500	0.80	1.29	1.33	15
(0.16)	10.77	0.27	16,955	0.80	1.28	1.25	14
(0.21)	10.90	3.50	16,726	0.80	1.29	1.60	31
(0.22)	10.74	5.48	17,059	0.80	1.29	2.06	36

The accompanying notes are an integral part of the financial statements.

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Bishop Street Funds

Notes to Financial Statements

December 31, 2023

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of the Hawaii Municipal Bond Fund (the “Fund”). The Fund is non-diversified. Class A Shares of the Fund are subject to a sales load as disclosed in the prospectus. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies.

The Bishop Street Hawaii Municipal Bond Fund (ticker: BHIAX), managed by Bishop Street Capital Management, has acquired the Hawaii Municipal Fund (ticker: SURFX) managed by the Lee Financial Group Hawaii, Inc. After approval from shareholders of SURFX, the funds were reorganized in a tax-free transaction, which closed on December 4, 2023. SURFX shares were converted to their equivalent value in BHIAX shares, which will continue to be managed by Bishop Street Capital Management to produce tax-free income by investing in Hawaii municipal bonds. See Note 11 for additional details on the merger plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Fund’s investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)) including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Investment companies are valued at Net Asset Value.

Bishop Street Funds	24

Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents.

If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Bishop Street Capital Management (the “Adviser”) and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

December 31, 2023	25	www.bishopstreetfunds.com

Bishop Street Funds

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes

It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized using the effective interest method over the life of each security and are recorded as interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Bishop Street Funds	26

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to the Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative net assets.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid on a monthly basis for the Fund. Any net realized capital gains will be distributed at least annually for the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Fund. Sales charges are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares.

Cash Overdraft Charges

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. If the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statement of Operations. For the year ended December 31, 2023, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Fund by the Adviser, a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a wholly owned subsidiary of First Hawaiian Inc. The Adviser is entitled to receive an annual fee of 0.35% of the average daily net assets of the Fund. The Adviser has contractually agreed, through April 30, 2024, to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, excluded expenses) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.

The contractual expense limitations are as follows:

Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

December 31, 2023	27	www.bishopstreetfunds.com

Bishop Street Funds

If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the year ended December 31, 2023, the Adviser did not recapture any previously waived fees.

As of December 31, 2023, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement to the Adviser were as follows:

Hawaii Municipal Bond Fund	Expires
$275	12/31/2024
263	12/31/2025
302	12/31/2026

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. The Administrator has voluntarily agreed to waive a portion of its fee equal to 0.13% of the Fund’s average daily net assets. These fee waivers are voluntary and may be discontinued at any time. For the year ended December 31, 2023, the Fund was charged $239 for these services. For the year ended December 31, 2023, the Administrator waived $158 for these services to the Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. These fees are labeled on the Statement of Operations as “Custody Fees.”

SS&C Global Investor Distribution Solutions, Inc. (“SS&C”) acts as the Transfer Agent of the Fund. As such, SS&C provides transfer agency, dividend disbursing and shareholder services to the Fund. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Fund has adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to the Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

Bishop Street Funds	28

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. The Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of the fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the year, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed by First Hawaiian Bank on behalf of SIDCO for the benefit of certain shareholders to the Fund. SIDCO has voluntarily agreed to waive a portion its fee equal 0.15% of average daily net asset value. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations. The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the year ended December 31, 2023 are presented below for the Fund.

Hawaii Municipal Bond Fund
Purchases
Other	$27,324
Sales and Maturities
Other	$34,669

For the year ended December 31, 2023, there were no purchases or sales of long-term U.S. Government securities.

For the year ended December 31, 2023, in-kind transactions associated with the merger were $122,738.

December 31, 2023	29	www.bishopstreetfunds.com

Bishop Street Funds

7.	FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of December 31, 2023 is primarily related to merger adjustments with the Bishop Street Hawaii Municipal Bond Fund.

	Paid-in Capital	Accumulated Losses
Hawaii Municipal Bond Fund	$8,090	$(8,090)

The tax character of dividends and distributions declared during the years ended December 31, 2023 and 2022 were as follows:

	Ordinary Income	Tax Exempt Income	Total
2023	$80	$2,230	$ 2,310
2022	20	1,908	1,928

As of December 31, 2023, the components of Accumulated Losses on a tax basis were as follows:

Hawaii Municipal Bond Fund
Capital Loss Carryforwards	$(11,762)
Unrealized Depreciation	(7,181)
Other Temporary Differences	(133)

Total Accumulated Losses	$(19,076)

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. As of December 31, 2023, the Fund had $1,908 and $9,854 in short-term and long-term capital loss carryforwards, respectively. The utilization of capital losses to offset future realized gain will likely be subject to an annual limitation.

For Federal income tax purposes, the cost of securities owned at December 31, 2023 is different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December 31, 2023, were as follows:

Bishop Street Funds	30

Hawaii Municipal Bond Fund
Federal Tax Cost	$233,068

Gross Unrealized Appreciation	880
Gross Unrealized Depreciation	(8,061)

Net Unrealized Depreciation	$(7,181)

8.	RISKS

The Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, the Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity and “interest rate risk” which is the potential for fluctuations in bond prices due to changing interest rates. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following tables provide detail on the approximate percentage of the Fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

% or investments in securities with credit enhancements or liquidity enhancements	1.40%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	1.40%
(Public School Fund Guarantee)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

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Bishop Street Funds

The market value of the Fund’s investments in fixed income securities may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

Through December 31, 2023, the Fund, had entered into an agreement which enabled it to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with U.S. Bank, N.A. The proceeds from the borrowings are permitted to be used to finance the Fund’s short term general working capital requirements, including the funding of shareholder redemptions.

For the year ended December 31, 2023 the Fund did not have borrowings under the line of credit.

10.	OTHER

At December 31, 2023, the percentage of total shares outstanding held by shareholders owning 10% or greater of total shares outstanding of the Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Hawaii Municipal Bond Fund, Class I Shares	1	80%
Hawaii Municipal Bond Fund, Class A Shares	–	–

11.	FUND MERGER

At a meeting held on August 22, 2023, the Trust’s Board considered a proposal for the reorganization of the Hawaii Municipal Fund, a series of the Lee Financial Mutual Fund, Inc. series trust (the “Merged Fund”), into the Hawaii Municipal Bond Fund, a series of the Trust managed by Bishop Street Capital Management (the “Acquiring Fund”). Following review, the Board approved the reorganization of the Hawaii Municipal Fund managed by Lee Financial Group Hawaii, Inc. (“Lee Financial”) into the Hawaii Municipal Bond Fund managed by Bishop Street Capital Management (the “Reorganization”). The investment objectives of the Merged Fund and the Acquiring Fund were similar. The investment objective of the Merged Fund was to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management, while the

Bishop Street Funds	32

Acquiring Fund’s investment objective is to provide high current income exempt from federal and Hawaii state income taxes. The principal investment strategies of the Merged Fund and Acquiring Fund shared a number of similarities.

The Board of Trustees of the Lee Financial Mutual Fund, Inc. series trust determined that the Reorganization was in the best interest of the Merged Fund’s shareholders and approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which was subsequently approved by the Trust’s Board on August 22, 2023. The shareholders of the Merged Fund approved the Reorganization at a special shareholders meeting held on November 28, 2023. The transfer of shareholder assets under the Reorganization was tax-free, meaning that neither the shareholders of the Merged Fund nor the Acquiring Fund realized any gains or losses for federal income tax purposes as a result of the transaction. The Reorganization occurred following the close of business on December 1, 2023, whereby the assets and the stated liabilities of the Merged Fund were transferred to the corresponding Acquiring Fund.

Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Hawaii Municipal Fund	12,496	Bishop Street Hawaii Municipal Bond Fund	12,524	$123,227

The net assets before acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation) on Investments	Acquiring Fund	Net Assets
Hawaii Municipal Fund	$123,227	$(5,379)	Bishop Street Hawaii Municipal Bond Fund	$104,315

The net assets of the Acquiring Fund immediately following the acquisition were $227,542.

Assuming the acquisition had been completed on January 3, 2023, the Acquiring Fund’s pro-forma results of operations for the period ended December 31, 2023, would have been as follows:

December 31, 2023	33	www.bishopstreetfunds.com

Bishop Street Funds

Net investment income (a)	$4,836
Net realized and unrealized gain on investments (b)	(1,133)
Net increase in net assets resulting from operations	3,703

(a) $2,340, as reported in the Statement of Operations, plus $2,496 Net investment income from the Merged Fund pre-merger.

(b) $1,832, as reported in the Statement of Operations, plus $(2,965) Net realized and unrealized gain (loss) on investments from the Merged Fund pre-merger.

Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/ (losses) of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since December 1, 2023.

12.	SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Bishop Street Funds	34

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Bishop Street Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bishop Street Funds and Shareholders of Hawaii Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Hawaii Municipal Bond Fund (constituting Bishop Street Funds, referred to hereafter as the “Fund”) as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 29, 2024

We have served as the auditor of one or more investment companies in Bishop Street Capital Management since 1998.

Bishop Street Funds	36

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Bishop Street Funds

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The expenses shown in the table below do not include any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result

Bishop Street Funds	38

(Unaudited)

for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes - NOT your Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Annualized Expense Ratios	Expenses Paid During Period*
Hawaii Municipal Bond Fund—Class I
Actual Fund Return	$1,000.00	$1,010.30	0.55%	$2.79
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.80
Hawaii Municipal Bond Fund—Class A
Actual Fund Return	$1,000.00	$1,010.00	0.80%	$4.05
Hypothetical 5% Return	1,000.00	1,021.17	0.80	4.08

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

December 31, 2023	39	www.bishopstreetfunds.com

Bishop Street Funds

Notice to Shareholders of Bishop Street Funds

For shareholders that do not have a December 31, 2023 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2023 tax year end, please consult your tax adviser as to the pertinence of this notice.

(A)* Long Term Capital Gains Distributions (Tax Basis)	B* Ordinary Income Distributions (Tax Basis)	C* Tax Exempt Interest	(A+B+C) (D) Total Distributions (Tax Basis)
0.00%	3.68%	96.32%	100.00%

*	Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.
(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of “Ordinary Income Distributions” (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government Obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government Obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Bishop Street Funds	40

(Unaudited)

For the fiscal year ended December 31, 2023, each fund has designated the following items with regard to distributions paid during the year.

Qualifying for Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	0.00%	0.00%	0.00%	0.00%

(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

For California income tax purposes, for the fiscal year ended December 31, 2023, the Hawaii Municipal Bond Fund designated 0.321% of their distributions paid from net investment income as exempt interest dividends under Section 17145 of the California Revenue and Taxation Code.

December 31, 2023	41	www.bishopstreetfunds.com

Bishop Street Funds

Board of Trustees and Officers

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES [3,4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.
N. Jeffrey Klauder (Born: 1952)	Trustee (since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments 2004 to 2018.

[1]

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

[2]

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

[3]	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

[4]	Trustees oversee 1 fund in the Bishop Street Funds.

Bishop Street Funds	42

(Unaudited)

Board of Trustees and Officers

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-262-9565. The following chart lists Trustees and Officers as of December 31, 2023.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Frost Family of Funds, Catholic Responsible Investments Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Catholic Responsible Investments Funds. Director of SEI Private Trust Company, SEI Global Fund Services Ltd., SEI Investments Global Limited, SEI Global Master Fund, SEI Global Investments Fund, SEI Global Assets Fund and SEI Investments— Guernsey Limited.

Former Directorships: Trustee of SEI Investments Management Corporation, SEI Trust Company, SEI Investments (South Africa), Limited and SEI Investments (Canada) Company to 2018. Trustee of The KP Funds to 2022.

December 31, 2023	43	www.bishopstreetfunds.com

Bishop Street Funds

Board of Trustees and Officers

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years

INDEPENDENT TRUSTEES[3]

Kathleen Gaffney (Born: 1961)	Trustee (since 2022)	Retired since 2019. Vice President and Portfolio Manager, Eaton Vance Management from 2012 to 2019.

Joseph T. Grause, Jr. (Born: 1952)	Trustee (since 2011) Lead Independent Trustee (since 2018)

Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.

Betty L. Krikorian† (Born: 1943)	Trustee (since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.

Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Bruce Speca (Born: 1956)	Trustee (since 2011)

Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.

Monica Walker (Born: 1958)	Trustee (since 2022)	Retired. Private Investor since 2017. Co-Founder (1991-2017), Chairman and Chief Executive Officer (2009 to 2017) and Chief Investment Officer – Equity (2007 to 2017) of Holland Capital Management, LLC (Chicago).

[1]

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

[2]

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

[3]	Trustees oversee 1 fund in the Bishop Street Funds.
†	In accordance with the Trust’s retirement policy, Ms. Krikorian retired from the Board effective December 31, 2023, after serving on the Board since 2005.

Bishop Street Funds	44

(Unaudited)

Board of Trustees and Officers

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Catholic Responsible Investments Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Frost Family of Funds, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2022. Director of The Korea Fund, Inc. to 2019.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Frost Family of Funds and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2022. Trustee of Villanova University Alumni Board of Directors to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Frost Family of Funds and Catholic Responsible Investments Funds. Director of Stone Harbor Investments Funds (8 Portfolios), Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund). Director of RQSI GAA Systematic Global Macro Fund, Ltd.

Former Directorships: Trustee of The KP Funds to 2022.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Catholic Responsible Investments Funds. Director of RQSI GAA Systematic Global Macro Fund Ltd.

December 31, 2023	45	www.bishopstreetfunds.com

Bishop Street Funds

Board of Trustees and Officers

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Donald Duncan (Born: 1964)	Anti-Money Laundering Compliance Officer and Privacy Coordinator (since 2023)	Chief Compliance Officer and Global Head of Anti-Money Laundering Strategy of SEI Investments Company since January 2023. Head of Global Anti-Money Laundering Program for Hamilton Lane Advisors, LLC from August 2021 until December 2022. Senior VP and Supervising Principal of Hamilton Lane Securities, LLC from June 2016 to August 2021. Senior Director at AXA-Equitable from June 2011 until May 2016. Senior Director at PRUCO Securities, a subsidiary of Prudential Financial, Inc. from October 2005 until December 2009.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2019)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Bishop Street Funds	46

(Unaudited)

Board of Trustees and Officers

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

December 31, 2023	47	www.bishopstreetfunds.com

Bishop Street Funds

Board of Trustees and Officers

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years

OFFICERS (continued)

Matthew M. Maher (Born: 1975)	Vice President (since 2018) Secretary (since 2020)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)

Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund, and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

Bishop Street Funds	48

(Unaudited)

Board of Trustees and Officers

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

December 31, 2023	49	www.bishopstreetfunds.com

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INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

SS&C GIDS, INC.

KANSAS CITY, MO 64105

CUSTODIAN

U.S. BANK, N.A.

MILWAUKIE, OR 97222

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

2222 MARKET STREET

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL

1-800-262-9565 OR YOUR INVESTMENT SPECIALIST

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721 THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS RE-PORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDI- ARY OF BNP PARIBAS. BSF-AR-006-2900

(b)  Not applicable.

Item 2.  Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.  Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2023			2022
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre - approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$28,980	N/A	N/A	$27,600	N/A	N/A
(b)	Audit -Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)  Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows:

	2023	2022
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

(f)   Not applicable.

(g)  The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended December 31st were $0 and $0 for 2023 and 2022, respectively.

(h)  During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)  Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 7, 2024